Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000743773
Calvert VP Volatility Managed Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000743773_SupplementTextBlock

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Supplement to Prospectus dated May 1, 2018

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2018

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2018

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
Supplement to Summary Prospectus dated May 1, 2018

Effective immediately, the following replaces the footnote to the Average Annual Total Return table under “Performance” in “Fund Summaries – VP Volatility Managed Growth Portfolio”:

The Growth Portfolio Custom Blended Benchmark is an internally constructed benchmark comprised of a blend of 18% Bloomberg Barclays U.S. Aggregate Bond Index, 58% Russell 3000® Index, 16% MSCI EAFE Index, 4% ICE BofAML 3-Month U.S. Treasury Bill Index, 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. The performance of each component of the Growth Portfolio Custom Blended Benchmark reflects no deduction for fees, expenses or taxes, except MSCI EAFE Index and MSCI USA IMI/Equity REITs Index, which reflect total returns net of fees and expenses.

June 29, 2018